Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Composition of Loan Portfolio
The following represents the composition of the Company’s loan portfolio as of December 31:

	% of Total Loans
	2022	2021
Residential real estate loans	33.56%	33.02%
Commercial real estate loans	32.63%	33.90%
Consumer loans	16.72%	16.05%
Commercial and industrial loans	17.09%	17.03%
	100.00%	100.00%